SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 48 - SUBSEQUENT EVENTS

48.1 Contribution of capital in the subsidiary companies of the subsidiary Eletrosul

SPE	Event	Value
Fronteira Oeste	AFAC	2,550
Paraíso	AFAC	65

	Total	2,615

48.2 Resolution No. 20 of the Investment Partnership Board (CPPI)

On November 8, 2017, the Board of the Investment Partnerships Program of the Presidency of the Republic (CPPI) approved Resolution No. 20 which lists the minimum conditions and prices for disposal by Eletrobras of the shares representing its shareholding in the Company’s capital stock of the companies Companhia Energética de Alagoas, Companhia Energética do Piauí, Companhia de Electricidade do Acre, Amazonas Distribuidora de Energia SA, Boa Vista Energia SA and Centrais Elétricas de Rondônia SA.

On February 8, 2018, the 170th Extraordinary General Meeting evaluated the privatization model provided for in resolution 20 of the CPPI and approved the sale of shares of the distributors and assumption of rights and obligations by Eletrobras of CCC and CDE. Further detail of these approvals is shown in note 2.IV.

48.3 Sale of part of the shares of the affiliated company Energisa Mato Grosso S.A. (“Energisa MT”).

On January 15, 2018, the Board of Directors of Eletrobras approved the sale of a portion of the shares in the associate company Energisa MT through the OPA - Voluntary Public Offering for Acquisition of common and preferred shares.

Eletrobras will join the entity´s terms of the tender offering of shares to sell the equivalent of approximately 55.42% of the common shares and 69.14% of the preferred shares, allowing the receipt of R$ 276,181 from the sale.

On February 2, 2018, Eletrobras sold another portion of its preferred shares in the associate Energisa MT, allowing the Company to receive R $ 88,503 for the sale.

On April 4, 2018, 540,000 (five hundred and forty thousand) common shares and 3,559,000 (three million, five hundred and fifty-nine thousand) PN shares were sold that were already unblocked to be sold, but there were 400,000 shares ON, which have already been requested for a substitution to the court and that the Company intends to dispose of until the deadline for the Auction’s Auction, April 16.

Considering the price per common and preferred share of R $ 8.72 (eight reais and seventy-two cents), the gross amount received by Eletrobras on the sale of the shares is thirty-five million reais (R$ 35,743,280.00, seven hundred and forty-three thousand, two hundred and eighty reais).

48.4 ANEEL Order 129

The Agência Nacional de Energia Elétrica (“ANEEL”), in the use of its regulatory powers, decided, through Order No. 149, dated January 22, 2018, to partially give effect to the request for suspensive effect filed by Eletrobras, in the face of Order No. 2,504 / 2017, with the purpose to suspend item “i” of Order No. 2,504 / 2017, which determined Eletrobras to reimburse the Fuel Consumption Account (“CCC”) in the amount of R$ 2,906,095,463.51.

Accordingly, Aneel considered that the required suspensory effect should be granted until such time as the regulatory agency can take the final administrative decision.

The valuation is only applicable to the financial amount that Eletrobras shall reimburse to the Fuel Consumption Account fund, as well as the suspension of the disbursements of Debt Confiscation Agreements (CCDs) entered into between Eletrobras and Amazonas Energia had immediate effect by Order No. 2,504 / 2017.

48.5 Agreement between Eletrobras and Eletropaulo

On March 9, 2018, Eletropaulo’s Board of Directors approved the terms and conditions, as well as the Company’s signature, of an agreement with Eletropaulo Metropolitana Eletricidade de São Paulo SA (“Eletropaulo”), in order to terminate the legal dispute. n° 001002119.1989.8.19.0001 - “Judicial process”) mentioned in note 8.1.

The Company also clarifies that it was due the amount of R$ 2,793,932, excluding the amounts related to the insolvency fee, of which R$ 350,399 was already recognized in the Assets under the caption loans and financing.

Of this amount, R$ 553,000 referring to the accumulated arrears and R$ 583,000 referring to the new expert calculation were deducted, which updated the amount of the previous report according to contractual clauses (10% p.a. + 1% p.a. of inspection fee — simple interest), obtaining a partial result of R$ 1,658,000 by the expert calculation.

The mediation process was initiated with the FGV Mediation and Arbitration Chamber in the city of Rio de Janeiro, at which time the procedural rules of that process were established, among which it was agreed between the parties to hire an independent financial advisor to calculate the value of the debt according to the financial and legal parameters sustained by the parties in the judicial process (including the experts), as well as to evaluate the opportunity costs for each of the companies.

Accordingly, based on studies conducted under the Agreement, the parties have agreed that Eletropaulo commits to pay R$ 1,400,000 in favor of Eletrobras, with the purpose of eliminating the debt arising from the Judicial Process, which is the subject of the collection action, now in liquidation, as follows:

•	Payment of R$ 250,000 to be made after the final res judicata of the Agreement;
•	Payment of 3 annual installments of R$ 300,000 each, the first installment being paid 12 months after the final res judicata of the Agreement;
•	Payment of R$ 250,000 to be made 48 months after the final res judicata of the Agreement;
•	All payments will be updated by CDI + 1%, until the effective date of payment of each installment, starting from February 1, 2018.

The base date considered for calculation of the amounts was January 31, 2018

Eletropaulo also commits to liquidate the amount of R$ 100,000 in relation to attorney’s fees, calculated on a date as of January 31, 2018, as follows:

•

Payment of 50% to be made after the res judicata of: (a) judicial approval of the Agreement; and (b) judicial homologation of the transaction with the lawyers regarding the judicial fees by decree; whichever occurs last;

•	Payment of the remaining balance at the end of 60 months from the payment of the first installment above, counted from February 1, 2018.
•	The payments will be updated by CDI + 1%, on the effective date of payment of each installment.

The above-mentioned effects are classified as a subsequent non-amending event, however, the Company, with the conclusion of the agreement, will record net income in the amount of approximately R$ 640,000 in the first quarter of 2018.

48.6 Sale of SPEs

On February 23, 2018, the Board of Directors of Eletrobras approved the sale of Eletrobras’ shareholdings in Special Purpose Entities (“SPEs”) held by the subsidiaries - Companhia Hidro Elétrica do São Francisco (“Chesf”), Furnas Centrais Elétricas S.A. (“Furnas”), Centrais Elétricas do Norte do Brasil S.A. (“Eletronorte”) and Eletrosul Centrais Elétricas S.A. (“Eletrosul”) and Eólica Mangue Seco 2 Geradora e Comercializadora de Energia Elétrica S.A. held by Eletrobras Holding.

This operation will take place in an auction format expected to be held on June 7, 2018, composed of 70 (seventy) SPEs, as described below:

SPEs - Wind Generation	Shareholding
Eólica Serra das Vacas Holding S.A. (WPP Serra das Vacas I a IV)	49.00%
Chapada do Piauí I Holding S.A. (WPP Santa Joana IX a XVI)	49.00%
Chapada do Piauí II Holding S.A. (WPP Santa Joana I, III, IV, V, VII and Santo Augusto IV)	49.00%
Vam Cruz I Participações S.A. (WPP Caiçara I and II and Junco I and II)	49.00%
Pedra Branca S.A.	49.00%
São Pedro do Lago S.A.	49.00%
Sete Gameleiras S.A.	49.00%
Baraúnas I Energética S.A.	49.00%
Mussambê Energética S.A.	49.00%
Morro Branco I Energética S.A.	49.00%
Baraúnas II Energética S.A.	1.50%
Banda de Couro Energética S.A.	1.70%
Brasventos Eolo Geradora de Energia S.A.	49.00%
Rei dos Ventos 3 Geradora de Energia S.A.	49.00%
Brasventos Miassaba 3 Geradora de Energia S.A.	49.00%
Geradora e Comercializadora de Energia Elétrica S.A. (WPP Mangue Seco 2)	49.00%
Santa Vitória do Palmar Holding S.A. (WPP Verace I to X) and Chuí Holding S.A. (WPP Chuí I, II, IV and V and Minuano I and II)	78.00%
Eólica Hermenegildo I S/A	99.99%
Eólica Hermenegildo II S.A.	99.99%
Eólica Hermenegildo III S.A.	99.99%
Eólica Chuí IX S.A.	99.99%

SPEs - Transmission	Shareholding
Amazônia-Eletronorte Transmissora de Energia S.A. (AETE)	49.00%
Brasnorte Transmissora de Energia S.A. (BRASNORTE)	49.71%
Companhia de Transmissão Centroeste de Minas S.A. (CENTROESTE)	49.00%
Empresa de Transmissão do Alto Uruguai S/A ETAU	27.42%
Luziânia-Niquelândia Transmissora S.A. (LUZIÂNIA-NIQUELÂNDIA)	49.00%
Transmissora Matogrossense de Energia S.A. (TME)	49.00%
Companhia Transirapé de Transmissão (TRANSIRAPÉ)	24.50%
Companhia Transleste de Transmissão (TRANSLESTE)	24.00%
Companhia Transudeste de Transmissão (TRANSUDESTE)	25.00%
Uirapuru Transmissora de Energia S/A (UIRAPURU)	75.00%
Manaus Transmissora de Energia S.A. (MANAUS TR)	49.50%
Integração Transmissora de Energia S.A. (INTESA)	37.00%

The above-mentioned operation represents one of the planned steps in the Company’s Business and Management Master Plan (“PDNG”) 2018/2022 and has the purpose of promoting the settlement of debts of these subsidiaries with Eletrobras, allowing the reduction of its financial leverage and improvement in the Net Debt/EBITDA indicator.

On April 16, 2018 the subsidiary Eletronorte and Eletrobras signed the transfer agreement of shares and debt settlement of the SPEs below. The amount of debt settled is R$ 401,788.

SPEs - Transmission	Eletronorte Shareholding	No of ordinary shares	Equity as of 12/31/2017	Eletronorte´s % on SPEs equity
Integração Transmissora de Energia S.A. (INTESA)	37.00%	62,900,000	419,796	155,325
Brasnorte Transmissora de Energia S.A.	49.71%	94,974,773	248,495	123,527
Brasventos Eolo Geradora de Energia S.A.	24.50%	24,802,913	102,199	25,039
Brasventos Miassaba 3 Geradora de Energia S.A.	24.50%	33,570,311	153,991	37,728
Rei dos Ventos 3 Geradora de Energia S.A.	24.50%	22,930,675	98,364	24,099
Amazônia-Eletronorte Transmissora de Energia S.A. (AETE)	49.00%	21,299,713	73,615	36,071

TOTAL			1,096,460	401,788

48.7 De-verticalization of Amazonas Distribuidora de Energia S.A - Authorization Resolution 6,883 of ANEEL

On February 27, 2018, by means of authorizing resolution 6,883, ANEEL amended paragraphs 1 and 2 of article 3, and articles 4, 8 and 9 of Resolution No. 4,244 of July 16, 2013, on de-verticalization of Amazonas Distribuidora de Energia S.A., using the assets and liabilities of the generation and transmission activities for Amazonas Geração e Transmissão de Energia S.A., as follows:

1. The consent to the segregation of activities of Amazonas Distribuidora de Energia S.A. (“Amazonas Distribuidora”) by contribution of the assets associated with the activities of generation and transmission of electric energy to the capital of Amazonas Geração e Transmissão de Energia S.A. (“Amazonas GT”), as well as the transfer of grants from the Balbina Power Plant and the Aparecida, Mauá, Cidade Nova, Flores, São José and Electron thermal power plants, came to have the final date for implementation of the operation on April 30, 2018.

2. The companyshall have a period of thirty (30) days, from the date of implementation of the segregation, to send to the Superintendency of Economic and Financial Supervision of ANEEL, the documents proving the formalization of the transactions referred in the caput Authorization Resolution No. 4,244.

3. Amazonas Energia and Amazonas GT shall submit to Aneel, within 30 (thirty) days, from the date of implementation of the segregation, the corporate diagram of the Company’s economic group.

4. The Deed of Payment of the shares of Amazonas GT, of Amazonas Distribuidora, to be agreed with Eletrobras, shall be approved for the settlement of debts of the distributor with Eletrobras.

5. The Addendum to the Concession Agreement for Generation of Electric Energy No. 001/2010 shall be approved and signed by Amazonas GT and Eletrobras within a period of up to 60 (sixty) days from the date on which the Superintendency of Economic and Financial Supervision (“SFF”) understands the obligations established in paragraphs 1, 2 and 3 of article. 3 from the said Resolution.

6. As a result of the de-verticalization, Amazonas Energia and Amazonas GT must enter into contracts for the purchase and sale of energy and/or add existing contracts in order to preserve the current level of contracting of Amazonas Distribuidora de Energia S.A. and submit them for approval of ANEEL.

In addition, the members of Amazonas GT, Amazonas Distribuidora and Eletrobras decided, on March 1, 2018, for the de-verticalization of Amazonas Energia, which is conditional on the finalization of the negotiation of the gas contract with Petrobras Distribuidora S.A.

48.8 Assets held for sale

In March 2018, the distributor Companhia Energética de Alagoas entered into an agreement with the Sindicato dos Urbanitários of Alagoas to pay the salary differences arising from the Bresser Plan (more details in note 30 and 2.IV).

Considering the above resolution under IFRS 5— Non-current Assets held for sale and Discountinued Operations, Eletrobras assessed that Companhia Energética de Alagoas reached the classification criteria as held for sale on a date subsequent to the base date of these financial statements and will be therefore classified as a subsequent event held for sale as from such date..

48.9 Resolution No. 30 of the Investment Partnership Board (CPPI)

On March 19, 2018, the Investment Partnership Board (CPPI) approved Resolution no. 30 in respect of the privatization process of Eletrobras, recommending to the Presidency of the Republic the responsibilities and competencies of BNDES, Eletrobras and the MME in this process. This resolution also amends Resolution 13 of August 23, 2017.

48.10 Sale of all shares issued by SPE Integração Transmissora de Energia S.A. — INTESA

On March 23, 2018, the Board of Directors approved the sale of all the shares issued by SPE Integração Transmissora de Energia S.A. - INTESA, owned by Eletrobras, due to the payment made by the subsidiaries Chesf and Eletronorte to Eletrobras.

The divestment initiative in SPEs, through the sale of the equity interests held by the referred subsidiaries via payment in payment to Eletrobras, has the purpose of promoting the settlement of debts of these subsidiaries with Eletrobras, allowing the reduction of its financial leverage and the improvement of “Net Debt / EBITDA” indicator.

The above mentioned operation represents one of the initiatives related to the Financial Discipline Pillar of the Business and Management Master Plan (“PDNG 2018/2022”).